Income Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Income Tax	The components of the income tax provision are as follows:
	For the Six Months Ended December 31,
	2024	2023
Current income tax provision	$139,982	$155,325
Deferred income tax benefit	-	(10,617)
Total	$139,982	$144,708

Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate for the six months ended December 31, 2024 and 2023:

	For the Six Months Ended December 31,
	2024	2023
China Statutory income tax rate	25.0%	25.00%
Temporary difference	-	25.73%
Permanent difference	0.21%	(0.37)%
Effect of different tax jurisdiction	2.33%	14.75%
Effect of favorable tax rates on small-scale and low-profit entities	4.52%	0.43%
Valuation allowance	(26.87)%	(42.13)%
Effective tax rate	5.19%	(6.09)%

Schedule of the Deferred Tax Assets
	As of December 31,	As of June 30,
	2024	2024
Deferred tax assets:
Net operating loss carry forwards	$2,863,972	$2,913,175
Allowance for credit loss	2,529,094	3,219,545
Total deferred tax assets	5,393,066	6,132,720
Valuation allowance	(5,393,066)	(6,132,720)
Total deferred tax assets, net	$-	$-